Investments in Equity Accounted Investees	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments in Equity Accounted Investees
8.	Investments in Equity Accounted Investees

(a)	Associates at the reporting date are as follows:

(In millions of won)
Associates	Location	Fiscal year end	Date of incorporation	Business	2018			2019
					Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December 31	January 2005	Manufacture glass for display	40%	~~W~~	47,823	40%	~~W~~	50,697
INVENIA Co., Ltd.(*1)	Seongnam, South Korea	December 31	January 2001	Develop and manufacture equipment for display manufacture	13%		4,166	—		—
WooRee E&L Co., Ltd.(*2)	Ansan, South Korea	December 31	June 2008	Manufacture LED back light unit packages	14%		4,746	14%		7,310
YAS Co., Ltd.	Paju, South Korea	December 31	April 2002	Develop and manufacture deposition equipment for OLEDs	15%		16,308	15%		19,424
AVATEC Co., Ltd.(*3)	Daegu, South Korea	December 31	August 2000	Process and sell glass for display	17%		23,441	14%		19,929
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March 31	June 2008	Develop and manufacture tablet for kids	10%		—	10%		—
Cynora GmbH (*4)	Bruchsal, Germany	December 31	March 2003	Develop organic emitting materials for displays and lighting devices	14%		8,668	12%		4,714
Material Science Co., Ltd.(*5)	Seoul, South Korea	December 31	January 2014	Develop, manufacture, and sell materials for display	10%	~~W~~	3,346	10%	~~W~~	2,354
Nanosys Inc.(*6)	Milpitas, U.S.A.	December 31	July 2001	Develop, manufacture, and sell materials for display	4%		5,491	4%		5,183

						~~W~~	113,989		~~W~~	109,611

(*1)	During 2019, the Controlling Company disposed of the entire investments, 3,000,000 shares of common stock, in INVENIA Co., Ltd and recognized  ~~W~~  4,324 million of gain on disposal as finance income.
(*2)	During 2019, the Controlling Company recognized a reversal of impairment loss of  ~~W~~  1,535 million as finance income for the investments in WooRee E&L Co., Ltd.
(*3)
During 2019, the Controlling Company disposed of 650,000 shares of common stock in AVATEC Co., Ltd. As of December 31, 2019, the Controlling Company’s ownership percentage in AVATEC Co., LTD. is 14% and the Controlling Company recognized

~~W~~

207 million of gain on disposal as finance income.

(*4)
During 2019, the Controlling Company recognized an impairment loss of

~~W~~

3,954 million as finance cost for the investments in
Cynora
GmbH. As of December 31, 2019, the Controlling Company’s ownership percentage in
Cynora
GmbH decreased from 14% to 12% as the Controlling Company did not participate in the capital increase of
Cynora
GmbH.

(*5)	During 2019, the Controlling Company recognized an impairment loss of  ~~W~~  736 million as finance cost for the investments in Material Science Co., Ltd.
(*6)	During 2019, the Controlling Company recognized a reversal of impairment loss of  ~~W~~  209 million as finance income for the investments in Nanosys Inc.
Although the Controlling Company’s respective share interests in WooRee E&L Co., Ltd., YAS Co., Ltd., AVATEC Co., Ltd., Arctic Sentinel, Inc.,
Cynora
GmbH, Material Science Co., Ltd. and Nanosys Inc. are below 20%, the Controlling Company is able to exercise significant influence through its right to appoint a director to the board of directors of each investee. Accordingly, the investments in these investees have been accounted for using the equity method.
As of December 31, 2019, the market value of the Group’s share in WooRee E&L Co., Ltd., YAS Co., Ltd., and AVATEC Co., Ltd., all of which are listed in KOSDAQ, are

~~W~~

7,310 million,

~~W~~

39,300 million and

~~W~~

15,380 million, respectively.
Dividends income recognized from equity method investees for the years ended December 31, 2017, 2018 and 2019 amounted to

~~W~~

8,639 million,

~~W~~

5,272 million and

~~W~~

7,502 million, respectively.

(b)	Summary of financial information of the significant associate as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 is as follows:

(i)	Paju Electric Glass Co., Ltd.

(In millions of won)	December 31, 2018		December 31, 2019
Total assets	~~W~~	194,021	195,815
Current assets		128,788	126,314
Non-current assets		65,233	69,501
Total liabilities		72,686	66,017
Current liabilities		66,797	51,625
Non-current liabilities		5,889	14,392

(In millions of won)	2017		2018	2019
Revenue	~~W~~	408,846	384,144	346,434
Profit for the year		12,327	12,744	13,672
Other comprehensive income (loss)		(9,366)	2,612	9,933
Total comprehensive income		2,961	15,356	23,605

(c)	Reconciliation from financial information of the significant associate to its carrying value in the consolidated financial statements as of December 31, 2018 and 2019 is as follows:

(i)	As of December 31, 2018

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Book value
Paju Electric Glass Co., Ltd.	~~W~~	121,335	40%	48,534	—	(711)	47,823

(ii)	As of December 31, 2019

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value
Paju Electric Glass Co., Ltd.	~~W~~	129,798	40%	51,919	—	(789)	(433)	50,697

(d)	Book value of other associates, in aggregate, as of December 31, 2018 and 2019 is as follows:

(i)	As of December 31, 2018

(In millions of won)
	Book value		Net profit of associates (applying ownership interest)
			Profit for the year	Other comprehensive income	Total comprehensive income
Other associates	~~W~~	66,166	(3,739)	(988)	(4,727)

(ii)	As of December 31, 2019

(In millions of won)
	Book value		Net profit (loss) of associates (applying ownership interest)
			Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	~~W~~	58,914	6,756	190	6,946

(e)	Changes in investments in associates accounted for using the equity method for the years ended December 31, 2018 and 2019 are as follows:

(In millions of won)
		2018
Company		January 1		Acquisition/ Disposal	Dividends received	Equity income (loss) on investments	Other comprehensive income (loss)	Other gain (loss)	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	46,511	—	(4,172)	4,439	1,045	—	47,823
	Others		75,996	12,592	(1,100)	(3,739)	(988)	(16,595)	66,166

		~~W~~	122,507	12,592	(5,272)	700	57	(16,595)	113,989

(In millions of won)
		2019
Company		January 1		Acquisition/ Disposal	Dividends received	Equity income (loss) on investments	Other comprehensive income (loss)	Other gain (loss)	December 31
Associates	Paju Electric Glass Co., Ltd.	~~W~~	47,823	—	(6,057)	5,391	3,973	(433)	50,697
	Others		66,166	(9,807)	(1,445)	6,756	190	(2,946)	58,914

		~~W~~	113,989	(9,807)	(7,502)	12,147	4,163	(3,379)	109,611